Public Offering - Additional Information (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Change in fair value of warrants reflected as a gain in statement of operations				$ 2,148,000	$ 26,000
Class A Common Stock
Class of Stock [Line Items]
Shares subject to possible redemption (in shares)			45,000,000	45,000,000
Gores Metropoulos II, Inc.
Class of Stock [Line Items]
Shares subject to possible redemption (in shares)	45,000,000	0	45,000,000	45,000,000	0
Proceeds from sale of Units in initial public offering	$ 450,000,000	$ 0		$ 450,000,000
Threshold period to complete business combination from closing of public offering				24 months
Change in fair value of warrants reflected as a gain in statement of operations		$ 0		$ 1,740,000
Gores Metropoulos II, Inc. | Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Class of Stock [Line Items]
Number of shares contribute each unit	0.2
Warrant exercisable term if business combination is completed	30 days
Warrant exercisable term from closing of public offer	12 months
Term of warrants	5 years
Threshold period to complete business combination from closing of public offering	24 months
Warrants	$ 16,290,000		$ 17,370,000	17,370,000
Change in fair value of warrants reflected as a gain in statement of operations			$ 1,080,000
Gores Metropoulos II, Inc. | Class A Common Stock
Class of Stock [Line Items]
Number of shares contribute each unit	1
Gores Metropoulos II, Inc. | Class A Common Stock | Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Class of Stock [Line Items]
Number of shares warrant may be converted (in shares)	1
Gores Metropoulos II, Inc. | Initial Public Offering
Class of Stock [Line Items]
Shares subject to possible redemption (in shares)	45,000,000
Purchase price of stock (in dollars per share)	$ 10.00
Percentage of upfront underwriting discount	2.00%
Payment of upfront underwriting discount	$ 9,000,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount	$ 15,750,000
Gores Metropoulos II, Inc. | Initial Public Offering | Class A Common Stock
Class of Stock [Line Items]
Proceeds from sale of Units in initial public offering				$ 450,000,000
Gores Metropoulos II, Inc. | Over-Allotment Option
Class of Stock [Line Items]
Shares subject to possible redemption (in shares)	5,000,000
Term of option to purchase additional units to cover over-allotment	45 days